Loan Receivable (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Oct. 13, 2023	Apr. 26, 2023	Jan. 17, 2023	Nov. 10, 2022 USD ($)
Loan Receivable [Line Items]
Bear interest	1.00%		1.00%				18.00%	4.00%	1.00%
Interest receivable	$ 6,446
Loans receivable	955,022				$ 593,232
Loaned amount	633		£ 500
Interest rate, percentage				2.00%
Accrued services fee	15,969	$ 21,875
Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loans receivable	503,493
Arm’s Length Party [Member]
Loan Receivable [Line Items]
Loans receivable	$ 83,357
Loaned amount					$ 84,020	£ 66,000
First Towers & Fiber Corp., [Member]
Loan Receivable [Line Items]
Loan payable				$ 350,000
Bear interest	2.00%		2.00%
Interest receivable	$ 2,953
Loans receivable	352,953
Halo [Member]
Loan Receivable [Line Items]
Loans receivable	15,219
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loan payable										$ 500,000
Bear interest										5.00%
Principal amount										$ 500,000
Loan Restructuring Agreement | Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Loans receivable	352,953
Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Interest receivable	$ 3,493